Property, Plant, and Equipment, net (Schedule of Property, Plant, and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	$ 95,244	$ 83,943	$ 62,368
Less accumulated depreciation and amortization	(39,217)	(34,610)	(28,154)
Property, plant and equipment, net	56,027	49,333	34,214
Buildings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	9,142	9,142	9,142
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	23,930	20,048	16,570
Aircraft
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	195	320	320
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	35,918	33,608	22,114
IT software and equipment
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	20,002	17,151	13,602
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant, and equipment	$ 6,057	$ 3,674	$ 620